Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital and share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	of which: cost of hedging	Total equity attributable to shareholders	Non-controlling interests
Balance at Dec. 31, 2024		$ 85,163	$ 7,838	$ 1,002	$ 3,686	$ 0	$ (2,585)	$ (100)	$ 94,003
Premium on shares issued and warrants exercised		0							0
Tax (expense) / benefit		17							17
Dividends			(6,500)						(6,500)
Translation effects recognized directly in retained earnings			50	(50)		0	(50)	0	0
Share of changes in retained earnings of associates and joint ventures			(2)						(2)
New consolidations / (deconsolidations) and other increases / (decreases)		(89)	0						(89)
Total comprehensive income for the period	$ 6,889		2,317	4,531	3,404	(7)	1,107	27	6,848	$ 41
of which: net profit / (loss)	2,233		2,220						2,220	13
of which: OCI, net of tax	4,656		97	4,531	3,404	(7)	1,107	27	4,628
Balance at Jun. 30, 2025	94,854	85,091	3,703	5,483	7,090	(6)	(1,527)	(73)	94,278	576
Balance at Dec. 31, 2025	89,179	85,235	(2,147)	5,757	7,067	73	(1,339)	(44)	88,845
Premium on shares issued and warrants exercised		(3)							(3)
Tax (expense) / benefit		81							81
Dividends			(4,500)						(4,500)
Translation effects recognized directly in retained earnings			8	(8)		0	(7)	0	0
Share of changes in retained earnings of associates and joint ventures			(1)						(1)
New consolidations / (deconsolidations) and other increases / (decreases)		58	0						58
Total comprehensive income for the period	3,829		4,890	(1,096)	(626)	(33)	(436)	(1)	3,794	35
of which: net profit / (loss)	4,738		4,713						4,713	25
of which: OCI, net of tax	(909)		178	(1,096)	(626)	(33)	(436)	(1)	(919)
Balance at Jun. 30, 2026	$ 88,602	$ 85,372	$ (1,750)	$ 4,653	$ 6,441	$ 39	$ (1,783)	$ (45)	$ 88,275	$ 328